CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 15,407	$ 24,703
Other receivable	22	12
Prepaid expenses and other current assets	455	525
Total current assets	15,884	25,240
Property and equipment, net	29	0
Other Assets:
Investment, at cost	250	250
TOTAL ASSETS	16,163	25,490
Current Liabilities:
Accounts payable	1,190	634
Accrued expenses	711	703
Deferred software costs	151	0
Deferred revenue	14	0
Total current liabilities	2,066	1,337
Deferred revenue - long term portion	58	0
TOTAL LIABILITIES	2,124	1,337
COMMITMENTS AND CONTINGENCIES (NOTE 8)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 100,000,000 shares authorized; 21,134,744 shares issued as of December 31, 2014 and 2013 respectively	21	21
Treasury stock, 393,172 shares, at cost	(840)	(840)
Additional paid-in capital	42,902	37,398
Accumulated deficit	(28,059)	(12,441)
TOTAL STOCKHOLDERS' EQUITY	14,039	24,153
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	16,163	25,490
Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	0	0
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock	$ 15	$ 15